Note 3 - Net Loss Per Share - Anti-dilutive Effect 1 (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Antidilutive Securities Excluded from Computation of Earnings Per Share (in shares)	49,875,006	61,283,335	49,875,006	27,030,000
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share (in shares)	34,200,002	34,200,002	34,200,002	3,500,000
Share-based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share (in shares)	4,925,004	5,050,000	4,925,004	5,050,000
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share (in shares)	10,750,000	10,750,000	10,750,000
Series B Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share (in shares)		11,283,333